Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 11,667,361	¥ 8,983,145
Maximum potential payout /Notional	[1],[2]	612,279,656	514,420,432
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		116,962,643
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		256,817,804
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		65,002,343
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		173,496,866
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]
Maximum potential payout /Notional	[3]	2,330,104	¥ 1,544,159
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		2,290,331
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		16,408
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		18,191
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		¥ 5,174

[1]	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from above.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee is minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.